Total
Strategic Equity Portfolio
Strategic Equity Portfolio
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Strategic Equity Portfolio Strategic Equity Portfolio
Management Fees	0.55%
Other Expenses	0.29%	[1]
Total Annual Portfolio Operating Expenses	0.84%
[1]	(includes 0.20% shareholder servicing fees payable to Glenmede Trust)

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Strategic Equity Portfolio | Strategic Equity Portfolio | USD ($)	86	268	466	1,037

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowing for investment purposes) in equity securities, such as common stocks, preferred stocks and securities convertible into common and preferred stocks, of U.S. companies. The Portfolio may also invest in foreign securities either directly or through American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”).

Glenmede Investment Management LP’s (the “Advisor”) selection of securities to buy and sell is based on a combination of proprietary multi-factor computer models and fundamental analysis to select securities that appear to the Advisor to be reasonably priced and have revenue and earnings growth potential that the Advisor believes is greater than the stock market in general. The computer models rank securities based on certain criteria including valuation ratios, profitability and earnings growth potential. Then the Advisor applies fundamental analysis to assess a company’s business model and revenue, earnings and cash flow growth rates.

The Advisor attempts to minimize the impact of Federal and state income taxes on shareholders’ returns by, for example, investing in stocks with low dividend yields and in companies with above average earnings predictability and stability, holding stocks for several years and selling depreciated securities to offset realized capital gains.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, this Portfolio may defer the opportunity to realize gains.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these stocks will not move even lower.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
Strategic Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 16.03% (for the quarter ended March 31, 2012) and the lowest quarterly return was -17.02% (for the quarter ended September 30, 2011).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Strategic Equity Portfolio		Past 1 Year	Past 5 Years	Past 10 Years
Strategic Equity Portfolio		29.53%	11.49%	12.47%
Strategic Equity Portfolio | Return After Taxes on Distributions		28.71%	10.01%	10.99%
Strategic Equity Portfolio | Return After Taxes on Distributions and Sale of Fund Shares		18.04%	8.82%	9.97%
Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes)		25.34%	12.59%	13.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Morningstar Large Blend Average	[1]	28.78%	9.52%	11.47%
[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.